RISK AND UNCERTAINTIES	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Risks and Uncertainties [Abstract]
RISK AND UNCERTAINTIES

2 - RISK AND UNCERTAINTIES

The Company is subject to a number of risks common to emerging companies in the life sciences industry. Principal among these risks are the uncertainties of the drug development process, technological innovations, dependence on key individuals, development of the same or similar technological innovations by the Company’s competitors, protection of proprietary technology, compliance with government regulations and approval requirements, uncertainty of market acceptance of products, product liability, and the need to obtain financing necessary to fund future operations.

As of March 31, 2015, the Company had a working capital deficiency of $951,895 due to $11,448,918 of derivative liabilities, and an accumulated deficit of $15,398,853. Additionally, the Company has incurred negative cash flows from operations and net losses to date.

The continued operations of the Company are dependent upon the Company's ability to meet its financial requirements, raise additional capital, and the success of its future operations. The Company believes that its existing cash and cash equivalents at March 31, 2015 will be sufficient to fund its operations into the second quarter of 2016.

2 - RISK AND UNCERTAINTIES

The Company is subject to a number of risks common to emerging companies in the life sciences industry. Principal among these risks are the uncertainties of the drug development process, technological innovations, dependence on key individuals, development of the same or similar technological innovations by the Company’s competitors, protection of proprietary technology, compliance with government regulations and approval requirements, uncertainty of market acceptance of products, product liability, and the need to obtain financing necessary to fund future operations.

As of December 31, 2014, the Company has a working capital deficiency of $3,160,356 due to $16,118,802 of derivative liabilities, and an accumulated deficit of $17,690,647. Additionally, the Company has incurred negative cash flows from operations and net losses to date.

The continued operations of the Company are dependent upon the Company's ability to meet its financial requirements, raise additional capital, and the success of its future operations. The Company believes that its existing cash and cash equivalents at December 31, 2014 will be sufficient to fund its operations for at least the next 12 months.